SUPPLEMENT DATED NOVEMBER 15, 2004 TO THE
                                                SCUDDER ADVOCATE ADVISOR ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE OCTOBER 15, 2004, the "Invesco VIF -- Utilities Fund" was renamed to "AIM V.I. Utilities Fund".

EFFECTIVE NOVEMBER 15, 2004, the cover is supplemented to include the following available variable funding options:

SCUDDER VARIABLE SERIES II
    Scudder Mercury Large Cap Core Portfolio -- Class B
    Scudder Templeton Foreign Value Portfolio -- Class B

The Underlying Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                             DISTRIBUTION                         TOTAL        CONTRACTUAL FEE       NET TOTAL
                                                AND/OR                           ANNUAL         WAIVER AND/OR         ANNUAL
                           MANAGEMENT          SERVICE            OTHER         OPERATING          EXPENSE           OPERATING
FUNDING OPTION                 FEE           (12b-1) FEES       EXPENSES        EXPENSES        REIMBURSEMENT        EXPENSES
----------------------    --------------    ---------------    ------------    ------------    -----------------    ------------
SCUDDER VARIABLE
SERIES II
Scudder Mercury
Large Cap Core
Portfolio -- Class B.......   0.90%             0.25%           0.35%(13)         1.50%             0.30%            1.20%(14)

Scudder Templeton
Foreign Value
Portfolio -- Class B.......   0.95%             0.25%           0.40%(13)         1.60%             0.26%            1.34%(15)

(13) Other expenses are based on estimated amounts for the current fiscal year.

(14) The advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's operating expenses at 1.20% for Class B shares. This expense cap will remain in effect until April 30, 2006.

(15) The advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's operating expenses at 1.34% for Class B shares. This expense cap will remain in effect until April 30, 2006.


The Variable Funding Options section is supplemented as follows:

FUNDING OPTION                            INVESTMENT OPTION                         INVESTMENT ADVISER / SUBADVISER
-------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II
   Scudder Mercury Large Cap Core         Seeks long-term capital growth. The       Deutsche Investment Management
     Portfolio -- Class B                 fund normally invests in a                Americas Inc.
                                          diversified portfolio of equity
                                          securities of large-cap U.S.              Subadviser: Mercury Advisors
                                          companies.

   Scudder Templeton Foreign Value        Seeks long-term capital growth. The       Deutsche Investment Management
     Portfolio -- Class B                 fund normally invests in foreign          Americas Inc.
                                          securities, including emerging
                                          markets.                                  Subadviser: Templeton Global
                                                                                    Advisors Limited


November 2004                                                                           L-24434

                                       SUPPLEMENT DATED NOVEMBER 15, 2004 TO THE
                                 SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE OCTOBER 15, 2004, the "Invesco VIF -- Utilities Fund" was renamed to "AIM V.I. Utilities Fund".

EFFECTIVE NOVEMBER 15, 2004, the cover is supplemented to include the following available variable funding options:

SCUDDER VARIABLE SERIES II
    Scudder Mercury Large Cap Core Portfolio -- Class B
    Scudder Templeton Foreign Value Portfolio -- Class B

The Underlying Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                             DISTRIBUTION                         TOTAL        CONTRACTUAL FEE       NET TOTAL
                                                AND/OR                           ANNUAL         WAIVER AND/OR         ANNUAL
                           MANAGEMENT          SERVICE            OTHER         OPERATING          EXPENSE           OPERATING
FUNDING OPTION                 FEE           (12b-1) FEES       EXPENSES        EXPENSES        REIMBURSEMENT        EXPENSES
----------------------    --------------    ---------------    ------------    ------------    -----------------    ------------
SCUDDER VARIABLE
SERIES II
Scudder Mercury
Large Cap Core
Portfolio -- Class B.......   0.90%             0.25%           0.35%(13)         1.50%             0.30%            1.20%(14)

Scudder Templeton
Foreign Value
Portfolio -- Class B.......   0.95%             0.25%           0.40%(13)         1.60%             0.26%            1.34%(15)

(13) Other expenses are based on estimated amounts for the current fiscal year.

(14) The advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's operating expenses at 1.20% for Class B shares. This expense cap will remain in effect until April 30, 2006.

(15) The advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's operating expenses at 1.34% for Class B shares. This expense cap will remain in effect until April 30, 2006.


The Variable Funding Options section is supplemented as follows:

FUNDING OPTION                            INVESTMENT OPTION                         INVESTMENT ADVISER / SUBADVISER
-------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II
   Scudder Mercury Large Cap Core         Seeks long-term capital growth. The       Deutsche Investment Management
     Portfolio -- Class B                 fund normally invests in a                Americas Inc.
                                          diversified portfolio of equity
                                          securities of large-cap U.S.              Subadviser: Mercury Advisors
                                          companies.

   Scudder Templeton Foreign Value        Seeks long-term capital growth. The       Deutsche Investment Management
     Portfolio -- Class B                 fund normally invests in foreign          Americas Inc.
                                          securities, including emerging
                                          markets.                                  Subadviser: Templeton Global
                                                                                    Advisors Limited


November 2004                                                                           L-24435